iShares®

iShares, Inc.

Supplement dated September 30, 2010

to the Prospectuses each dated January 1, 2010 (the “Prospectuses”)

for each of

iShares MSCI Brazil Index Fund,

iShares MSCI Chile Investable Market Index Fund,

iShares MSCI Israel Capped Investable Market Index Fund,

iShares MSCI South Africa Index Fund,

iShares MSCI South Korea Index Fund,

iShares MSCI Taiwan Index Fund,

iShares MSCI Thailand Investable Market Index Fund and

iShares MSCI Turkey Investable Market Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus.

Effective immediately, the following paragraph replaces the third paragraph under the Investment Adviser section of each Prospectus.

For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI All Peru Capped Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI Brazil Small Cap Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI China Small Cap Index Fund, iShares MSCI Indonesia Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI Philippines Investable Market Index Fund, iShares MSCI Poland Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund. The aggregate management fee is calculated as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-MSCI-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated September 30, 2010

to the Statement of Additional Information (“SAI”), dated January 1, 2010 for each of

iShares MSCI Brazil Index Fund,

iShares MSCI Chile Investable Market Index Fund,

iShares MSCI Israel Capped Investable Market Index Fund,

iShares MSCI South Africa Index Fund,

iShares MSCI South Korea Index Fund,

iShares MSCI Taiwan Index Fund,

iShares MSCI Thailand Investable Market Index Fund and

iShares MSCI Turkey Investable Market Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

Effective immediately, the following paragraph replaces the second paragraph under the Investment Adviser section on page 46 of the SAI.

For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI All Peru Capped Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI Brazil Small Cap Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI China Small Cap Index Fund, iShares MSCI Indonesia Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI Philippines Investable Market Index Fund, iShares MSCI Poland Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund. The aggregate management fee is calculated as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.	IS-SAI-MSCI-S1
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE